SEGMENTS	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENTS

NOTE 13 – SEGMENTS

In 2022, the Company operated in two reportable business segments, Healthcare and Motor Controller. In 2023, the Company had one reportable business segment, Healthcare. The Company’s reportable segments are strategic business units that offer different products. They are managed separately based on the fundamental differences in their operations. Information with respect to these reportable business segments is as the following:

For the year ended December 31, 2023

	Revenue	Cost of revenue	Gross profit	Loss from operations	Depreciation and amortization	Assets
Healthcare	$246,619	$179,938	$66,681	$(249,325)	$-	$177,233
Motor controller	-	-	-	-	-	-
Segment Totals	$246,619	$179,938	$66,681	(249,325)	$-	177,233
Other Loss, net				(684)
Income tax benefits				-
Unallocated Assets						-
Net Loss				$(250,009)
Total Assets						$177,233

For the year ended December 31, 2022

	Revenue	Cost of revenue	Gross profit	Loss from operations	Depreciation and amortization	Assets
Healthcare	$152,432	$111,683	$40,749	$(141,444)	$-	$59,720
Motor controller	43,301	31,222	12,079	(137,281)	5,470	14,982
Segment Totals	$195,733	$142,905	$52,828	(278,725)	$5,470	74,702
Other Loss, net				(1,792)
Income tax benefits				-
Unallocated Assets						-
Net Loss				$(280,517)
Total Assets						$74,702